UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24000
Capital Group Equity ETF Trust I
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Sandra Chuon
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
Explanatory Note:
 The Registrant is filing this amendment to its Form N-CSR for the reporting period ended May 31, 2025, originally filed with the Securities and Exchange Commission on July 31, 2025 (Accession Number 0001145549-25-050263). The purpose of this amendment is to revise Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies to add the registrant's name, the commencement of operations period under audit and other grammatical updates to the Report of Independent Registered Public Accounting Firm. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Small and Mid Cap ETF
CGMM
for the period ended May 31, 2025
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group U.S. Small and Mid Cap ETF (the "fund") for the period from January 14, 2025, commencement of operations, to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMM	$ 19 *	0.51% †
*
Based on operations for the period from January 14, 2025 to May 31, 2025. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund's shares gained 0.71% on a net asset value (NAV) and market price basis for the period from
January
14, 2025 to
May 31, 2025. These results compare with a 4.47% loss for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, rebounding from early 2025 volatility on the back of a late-stage rally in the technology sector. During the fund’s fiscal period, small and mid-cap equities generated modest returns and lagged large-cap stocks. Overall, the U.S. economy maintained steady growth, despite a contraction in the first quarter of 2025 amid rising uncertainty over the implementation of proposed tariffs. As inflation moderated, the U.S. Federal Reserve cut interest rates three times in 2024.
The fund’s holdings in consumer staples and communication services were most additive to results. Likewise, utilities, real estate and financials holdings notched returns surpassing those of the overall portfolio.
Conversely, holdings in the materials, energy, information technology and health care sectors posted negative returns that lagged the portfolio during the period. Holdings in industrials also detracted from the fund’s total return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group U.S. Small and Mid Cap ETF (at NAV) 2	0.71%
Russell 3000 Index 3	1.04%
Russell 2500 Index 3	(4.47) %
Russell Midcap Index 3	0.14%
1
The fund began investment operations on January 14, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 247,965
Total number of portfolio holdings	84
Total advisory fees paid (in thousands)	$ 211
Portfolio turnover rate	9%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus
, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-323-0725 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2025	None	None	None	None
May 31, 2024	None	None	None	None
Adviser and Affiliates2
May 31, 2025	Not Applicable	44,000	None	None
May 31, 2024	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2025	44,000
May 31, 2024	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

a)  The following individuals are members of the registrant's separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Vanessa C. L. Chang

Jennifer C. Feikin

Pablo R. González Guajardo

Leslie Stone Heisz

William D. Jones

b)  Not applicable

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group U.S. Small and Mid Cap ETF

Financial Statements and Other Information N-CSR Items 7-11 for the year ended May 31, 2025

Lit. No. ETGEFP4-500-0725 © 2025 Capital Group. All rights reserved.

Investment portfolio May 31, 2025

Common stocks 97.47%		Shares	Value (000)
Financials 24.47%	Capital One Financial Corp.	40,447	$7,651
	Brown & Brown, Inc.	61,902	6,989
	Victory Capital Holdings, Inc., Class A	83,633	5,186
	RenaissanceRe Holdings, Ltd.	19,594	4,887
	Citizens Financial Group, Inc.	97,956	3,952
	LPL Financial Holdings, Inc.	9,548	3,697
	Fifth Third Bancorp	95,796	3,658
	Hamilton Lane, Inc., Class A	24,409	3,637
	TPG, Inc., Class A	67,996	3,273
	StepStone Group, Inc., Class A	53,148	3,075
	Arthur J. Gallagher & Co.	8,822	3,065
	Radian Group, Inc.	71,331	2,436
	Aspen Insurance Holdings, Ltd., Class A (a)	60,473	2,074
	Affirm Holdings, Inc., Class A (a)	38,394	1,993
	Tradeweb Markets, Inc., Class A	11,994	1,732
	Artisan Partners Asset Management, Inc., Class A	42,091	1,696
	Ameriprise Financial, Inc.	3,305	1,683

			60,684

Industrials 18.65%	XPO, Inc. (a)	39,728	4,522
	United Rentals, Inc.	6,337	4,489
	Ingersoll-Rand, Inc.	51,113	4,173
	Crane Co.	23,413	4,013
	Karman Holdings, Inc. (a)	91,022	3,901
	ATI, Inc. (a)	35,696	2,843
	Comfort Systems USA, Inc.	5,661	2,707
	AGCO Corp.	26,471	2,594
	FTI Consulting, Inc. (a)	15,792	2,592
	Kadant, Inc.	8,084	2,538
	APi Group Corp. (a)	50,665	2,365
	SiteOne Landscape Supply, Inc. (a)	19,107	2,232
	Generac Holdings, Inc. (a)	18,247	2,228
	Applied Industrial Technologies, Inc.	7,653	1,734
	Copart, Inc. (a)	33,498	1,724
	Regal Rexnord Corp.	11,942	1,594

			46,249

Consumer discretionary 17.01%	YUM! Brands, Inc.	42,707	6,147
	Hilton Worldwide Holdings, Inc.	22,455	5,579
	LKQ Corp.	113,258	4,584
	Vail Resorts, Inc.	22,321	3,575
	Aptiv Holdings, Ltd. (a)	46,418	3,101
	lululemon athletica, Inc. (a)	9,336	2,956
	Bright Horizons Family Solutions, Inc. (a)	21,547	2,784
	Wingstop, Inc.	7,676	2,623
	Darden Restaurants, Inc.	9,566	2,049
	Flutter Entertainment PLC (a)	7,493	1,894
	Murphy USA, Inc.	4,253	1,815
	Williams-Sonoma, Inc.	10,458	1,692
	Polaris, Inc.	42,975	1,685
	General Motors Co.	33,953	1,684

			42,168

Information technology 11.17%	Ingram Micro Holding Corp.	215,667	4,126
	Flex, Ltd. (a)	78,300	3,312
	Keysight Technologies, Inc. (a)	19,631	3,083
	Insight Enterprises, Inc. (a)	22,004	2,869
	Procore Technologies, Inc. (a)	34,935	2,347
	Vontier Corp.	65,476	2,341
	Fabrinet, non-registered shares (a)	9,840	2,291
	EPAM Systems, Inc. (a)	11,986	2,091
	Klaviyo, Inc., Class A (a)	58,022	1,973

Capital Group U.S. Small and Mid Cap ETF	1

Common stocks (continued)		Shares	Value (000)
Information technology (continued)	Cloudflare, Inc., Class A (a)	11,056	$1,834
	Lumentum Holdings, Inc. (a)	19,889	1,437

			27,704

Consumer staples 9.65%	US Foods Holding Corp. (a)	84,695	6,701
	Monster Beverage Corp. (a)	74,544	4,767
	e.l.f. Beauty, Inc. (a)	42,162	4,743
	Dollar General Corp.	44,279	4,306
	Caseys General Stores, Inc.	4,294	1,880
	Constellation Brands, Inc., Class A	8,589	1,531

			23,928

Health care 6.92%	Alnylam Pharmaceuticals, Inc. (a)	7,569	2,305
	Align Technology, Inc. (a)	11,417	2,066
	Exact Sciences Corp. (a)	36,361	2,047
	Veeva Systems, Inc., Class A (a)	7,187	2,010
	Medpace Holdings, Inc. (a)	6,779	1,999
	Ionis Pharmaceuticals, Inc. (a)	59,267	1,986
	Illumina, Inc. (a)	23,670	1,947
	Molina Healthcare, Inc. (a)	4,711	1,437
	Hims & Hers Health, Inc., Class A (a)	23,834	1,348

			17,145

Communication services 3.06%	ROBLOX Corp., Class A (a)	63,132	5,491
	Live Nation Entertainment, Inc. (a)	15,309	2,101

			7,592

Real estate 2.16%	Mid-America Apartment Communities, Inc. REIT	22,365	3,503
	NNN REIT, Inc.	44,464	1,857

			5,360

Energy 2.01%	Diamondback Energy, Inc.	13,905	1,871
	Cheniere Energy, Inc.	6,942	1,645
	Baker Hughes Co., Class A	39,569	1,466

			4,982

Materials 1.65%	International Paper Co.	54,495	2,605
	Element Solutions, Inc.	69,868	1,494

			4,099

Utilities 0.72%	FirstEnergy Corp.	42,218	1,771

	Total common stocks (cost: $228,603,000)		241,682

Short-term securities 1.19%
Money market investments 1.19%
	Capital Group Central Cash Fund 4.29% (b)(c)	29,651	2,965

	Total short-term securities (cost: $2,964,000)		2,965

	Total investment securities 98.66% (cost: $231,567,000)		244,647
	Other assets less liabilities 1.34%		3,318

	Net assets 100.00%		$247,965

2	Capital Group U.S. Small and Mid Cap ETF

Investments in affiliates(c)
	Value at 1/14/2025 (d) (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)

Short-term securities 1.19%

Money market investments 1.19%

Capital Group Central Cash Fund 4.29% (b)	$–	$10,884	$7,919	$–(e)	$–(e)	$2,965	$28

(a)Security did not produce income during the last 12 months.

(b)Rate represents the seven-day yield at 5/31/2025.

(c)Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

(d)Commencement of operations.

(e)Amount less than one thousand.

Key to abbreviation(s)

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group U.S. Small and Mid Cap ETF	3

Financial statements

Statement of assets and liabilities at May 31, 2025

(dollars and shares in thousands, except per-share amount)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $228,602)	$241,682
Affiliated issuers (cost: $2,965)	2,965	$244,647

Cash		114
Receivables for:
Sales of investments	788
Sales of fund’s shares	3,592
Dividends and interest	155	4,535

		249,296
Liabilities:
Payables for:
Purchases of investments	1,238
Investment advisory services	93	1,331

		1,331

Net assets at May 31, 2025		$247,965

Net assets consist of:
Capital paid in on shares of beneficial interest		$235,867
Total distributable earnings (accumulated loss)		12,098

Net assets at May 31, 2025		$247,965

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized
Net assets		$247,965
Shares outstanding		9,664
Net asset value per share		$25.66

Refer to the notes to financial statements.

4	Capital Group U.S. Small and Mid Cap ETF

Financial statements (continued)

Statement of operations for the period January 14, 2025, commencement of operations, through May 31, 2025.

(dollars in thousands)

Investment income:
Income:
Dividend income (includes $28 from affiliates)	$585
Securities lending income	1		$586

Fees and expenses:
Investment advisory services			211

Net investment income			375

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	(1,447)
Affiliated issuers	–	*
In-kind redemptions	925		(522)

Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	13,080
Affiliated issuers	–	*	13,080

Net realized gain (loss) and unrealized appreciation (depreciation)			12,558

Net increase (decrease) in net assets resulting from operations			$12,933

*Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group U.S. Small and Mid Cap ETF	5

Financial statements (continued)

Statement of changes in net assets

(dollars in thousands)

Period ended May 31, 2025*
Operations:
Net investment income	$375
Net realized gain (loss)	(522)
Net unrealized appreciation (depreciation)	13,080

Net increase (decrease) in net assets resulting from operations	12,933

Net capital share transactions	235,032

Net assets:
Beginning of period	–

End of period	$247,965

*For the period January 14, 2025, commencement of operations, through May 31, 2025.

Refer to the notes to financial statements.

6	Capital Group U.S. Small and Mid Cap ETF

Notes to financial statements

1. Organization

Capital Group U.S. Small and Mid Cap ETF (the “fund”) was organized on August 13, 2024 as a Delaware statutory trust. The fund’s fiscal year ends on May 31st. The fund, operating as an exchange-traded fund, is registered under the Investment Company Act of 1940, as amended, as an open-end, nondiversified management investment company. The fund seeks capital appreciation.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments - In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

New Accounting Pronouncements – In December 2023, the FASB issued Accounting Standards Update 2023-09 (the “ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of the fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Capital Group U.S. Small and Mid Cap ETF	7

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

8	Capital Group U.S. Small and Mid Cap ETF

Processes and structure – The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2025, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in small and mid-capitalization companies – Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Capital Group U.S. Small and Mid Cap ETF	9

Market trading – The fund shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of the fund’s holdings, and supply and demand for the fund shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Authorized Participant concentration – Only authorized participants may engage in creation or redemption transactions directly with the fund, and none of them is obligated to do so. The fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by the fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification – As a nondiversified fund, the fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The value of the fund’s shares can be expected to fluctuate more than might be the case if the fund were more broadly diversified.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Investment in CCF – The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Securities lending – The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification,the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2025, the fund did not have any securities out on loan.

10	Capital Group U.S. Small and Mid Cap ETF

6. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended May 31, 2025, the fund reclassified $835,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of May 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	375
Capital loss carryforward*	(1,181)

Gross unrealized appreciation on investments	16,058
Gross unrealized depreciation on investments	(3,155)
Net unrealized appreciation (depreciation) on investments	12,903

Cost of investments	231,744

*The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders by the fund during the period January 14, 2025, commencement of operations, through May 31, 2025.

7. Fees and transactions

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares. CRMC and CCG are considered related parties to the fund.

Capital Group U.S. Small and Mid Cap ETF	11

Investment advisory services - The fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.51% of daily net assets. Under the terms of the agreement, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact the fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of the fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, attributable to an investment in an acquired fund that is not managed or advised by the fund’s investment adviser or its affiliates, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under the fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Transfer agency and administration services - The fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for the fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of the fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the fund.

Investment in CCF – The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds – The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. The fund did not engage in any such purchase or sale transactions with any related funds during the period ended May 31, 2025.

Interfund lending – Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the period ended May 31, 2025.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

The fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to the fund, and redemption proceeds are paid with a basket of securities from the fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The fund may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in the fund’s statement of operations.

12	Capital Group U.S. Small and Mid Cap ETF

The fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the fund’s statement of changes in net assets.

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period January 14, 2025*, through May 31, 2025
$240,754	9,884	$–	–	$(5,722)	(220)	$235,032	9,664

*Commencement of operations.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $15,751,000 and $10,856,000, respectively, during the period January 14, 2025, commencement of operations, to May 31, 2025.

The fund received and delivered securities in-kind of $229,861,000 and $5,631,000, respectively, from the authorized participants to support creation transactions during the period January 14, 2025, commencement of operations, to May 31, 2025.

Capital Group U.S. Small and Mid Cap ETF	13

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets

5/31/2025[3,4]	$25.48	$.08	$.10	$.18	$–	$–	$–	$25.66	.71%[5]	$248	.51%[6]	.90%[6]

Period ended May 31, 2025

Portfolio turnover rate[7]	9%[3,4,5]

1Based on average shares outstanding.

2Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.

3Based on operations for a period that is less than a full year.

4For the period January 14, 2025, commencement of operations, through May 31, 2025.

5Not annualized.

6Annualized.

7Rates do not include each fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

14	Capital Group U.S. Small and Mid Cap ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Equity ETF Trust I and Shareholders of Capital Group U.S. Small and Mid Cap ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Capital Group U.S. Small and Mid Cap ETF (one of the funds constituting Capital Group Equity ETF Trust I, referred to hereafter as the “Fund”) as of May 31, 2025, the related statements of operations and of changes in net assets for the period January 14, 2025 (commencement of operations) through May 31, 2025, including the related notes, and the financial highlights for the period January 14, 2025 (commencement of operations) through May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations, the changes in its net assets, and the financial highlights for the period January 14, 2025 (commencement of operations) through May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California

July 14, 2025

We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group U.S. Small and Mid Cap ETF	15

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2025:

U.S. government income that may be exempt from state taxation	$15,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

16	Capital Group U.S. Small and Mid Cap ETF

Changes in and disagreements with accountants

None

Matters submitted for shareholder vote

None

Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

Capital Group U.S. Small and Mid Cap ETF	17

Approval of Investment Advisory and Service Agreement

The board of Capital Group Equity ETF Trust I (the “board”), including a majority of its independent board members, have approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2026. The board determined in the exercise of its business judgment that the fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account information prepared specifically in connection with their review of the agreement and information otherwise provided in the meeting material, as well as information previously provided to them in their capacity as board members of other investment companies managed by CRMC, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets will be managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative services to be provided by CRMC to the fund under the agreement and other agreements. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services to be provided by CRMC should benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage the fund in light of its objective and strategy. They also considered the proposed investment policies and restrictions on the fund, and CRMC’s experience in managing similar strategies. On the basis of this evaluation and the board’s plan to undertake ongoing review of investment operations and results, the board concluded that CRMC’s management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed unitary fee structure and considered that CRMC would be, with certain exceptions, responsible for the operating expenses of the fund. The board considered the contractual fee rate that will be paid by the fund to CRMC and compared the estimated expense ratio of the fund to the expense ratios of other relevant funds. The board concluded that the proposed contractual fee rate was fair and reasonable in relation to the services that CRMC proposed to provide, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders would likely receive reasonable value in return for the fees paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits that CRMC and its affiliates could receive as a result of CRMC’s proposed relationship with the fund and other funds it sponsors, including fees for administrative services and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board took these ancillary benefits into account in evaluating the reasonableness of the fees payable to CRMC by the fund under the agreement.

18	Capital Group U.S. Small and Mid Cap ETF

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information

The board considered CRMC’s commitment to providing to the fund the necessary resources, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. The board noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered that shareholders would benefit from the unitary fee structure because expenses would be limited even when the fund was new and not achieving economies of scale. The board also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints, and that they would have the opportunity to further review the appropriateness of the fees payable to CRMC under the agreement experienced in the future. The board concluded that the fund’s proposed contractual fee rate reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group U.S. Small and Mid Cap ETF	19

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Equity ETF Trust I

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: September 29, 2025

By   /s/ Sandra Chuon

Sandra Chuon, Treasurer and

Principal Financial Officer

Date: September 29, 2025